Contributed Equity - Summary of Shares Issued (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Disclosure of classes of share capital [line items]
Exercise of warrants			$ 2,734,346
Issued capital		$ 242,990,507	$ 221,091,591
Issued Equity [member]
Disclosure of classes of share capital [line items]
Number of shares issued		148,769,070	362,515,627	[1]
Exercise of warrants			$ 2,043,359
Issued capital		$ 23,373,850	$ 8,395,097	[1]
Issued Equity [member] | 0.210 Issue Price [member]
Disclosure of classes of share capital [line items]
Share placement	[2]	19,047,619
Shares issued under Entitlement Offer	[2]	28,716,935
Shares issued under Entitlement Offer		$ 0.210
Share placement		$ 0.210
Share placement	[2]	$ 4,000,000
Shares issued under Entitlement Offer	[2]	$ 6,030,556
Issued Equity [member] | 0.355 Issue Price [member]
Disclosure of classes of share capital [line items]
Performance rights exercised pre-share consolidation	[2]	1,087,848
Performance rights exercised pre share consolidation		$ 0.355
Performance rights exercised pre share consolidation	[2]	$ 385,794
Issued Equity [member] | 0.244 Issue Price [member]
Disclosure of classes of share capital [line items]
Performance rights exercised post share consolidation		3,916,668
Performance rights exercised post share consolidation		$ 0.244
Performance rights exercised post share consolidation		$ 957,500
Issued Equity [member] | 0.125 Issue Price [member]
Disclosure of classes of share capital [line items]
Share placement May 2020 post share consolidation		96,000,000
Share placement May 2020 post share consolidation		$ 0.125
Share placement May 2020 post share consolidation		$ 12,000,000
Issued Equity [member] | 0.019 Issue Price [member]
Disclosure of classes of share capital [line items]
Shares issued under Securities Purchase Agreement	[1]		260,000,000
Issue price of shares issued under securities purchase agreement			$ 0.019
Shares issued under Securities Purchase Agreement	[1]		$ 4,871,250
Issued Equity [member] | 0.024 Issue Price [member]
Disclosure of classes of share capital [line items]
Number of performance rights exercised	[1]		60,542,327
Performance rights exercised	[1]		$ 1,480,488
Issue price of performance rights exercised			$ 0.024
Issued Equity [member] | 0.049 Issue Price [member]
Disclosure of classes of share capital [line items]
Exercise of warrants	[1]		41,973,300
Exercise of warrants			$ 0.049
Exercise of warrants	[1]		$ 2,043,359

[1]	All number of shares have been prepared on pre share consolidation basis.
[2]	All number of shares have been adjusted for the 10 to 1 share consolidation.